FHLB Advances, Related Party Notes Payable and Other Borrowings - Schedule of Advances, Related Party Notes (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 03, 2008	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Related party notes payable		41,295	41,295
Advances from Federal Home Loan Banks		575,000	390,500
Other		94	107
Total FHLB advances and other borrowings		575,094	390,607
Notes, Loans and Financing Receivable, Net, Current		616,389	431,902
Line of credit facility, maximum borrowing capacity		10,000	10,000
Subordinated Capital Note to NAB New York due June 2018
Debt Instrument [Line Items]
Related party notes payable	35,795	35,795	35,795
Subordinated Capital Note to NAB New York due June 2018 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.05%
Revolving line of credit to NAB
Debt Instrument [Line Items]
Related party notes payable		5,500	5,500
Line of Credit | Revolving line of credit to NAB | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.25%	1.25%
Subordinated debt | Subordinated Capital Note to NAB New York due June 2018 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.05%	2.05%
Subordinated debt | Notes Payable to FHLB collateralized by real estate loans, due 2023 | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.21%
Subordinated debt | Notes Payable to FHLB collateralized by real estate loans, due 2023 | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.36%